Loss And Loss Adjustment Expense Reserves	12 Months Ended
Dec. 31, 2015
Loss and Loss Adjustment Expense Reserves Disclosures [Abstract]
Loss And Loss Adjustment Expense Reserves
LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES
Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2015	2014	2013
Balance at January 1	$8,857.4	$8,479.7	$7,838.4
Less reinsurance recoverables on unpaid losses	1,185.9	1,045.9	862.1
Net balance at January 1	7,671.5	7,433.8	6,976.3
Net loss and loss adjustment reserves acquired[1]	222.4	0	0
Total beginning reserves	7,893.9	7,433.8	6,976.3
Incurred related to:
Current year	14,657.1	13,330.3	12,427.3
Prior years	(315.1)	(24.1)	45.1
Total incurred	14,342.0	13,306.2	12,472.4
Paid related to:
Current year	9,577.3	8,831.5	8,095.0
Prior years	4,062.3	4,237.0	3,919.9
Total paid	13,639.6	13,068.5	12,014.9
Net balance at December 31	8,596.3	7,671.5	7,433.8
Plus reinsurance recoverables on unpaid losses	1,442.7	1,185.9	1,045.9
Balance at December 31	$10,039.0	$8,857.4	$8,479.7
 [1]Net reserves acquired in ARX acquisition.

We experienced favorable reserve development of $315.1 million in 2015 and $24.1 million in 2014, compared to unfavorable reserve development of $45.1 million in 2013, which is reflected as “Incurred related to prior years” in the table above.

2015
•The favorable prior year reserve development was primarily attributable to accident year 2014.

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Favorable reserve development occurred in all segments; personal auto businesses experienced approximately 65% of total development, with the remainder split between our Commercial Lines business and Property business.

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In our personal auto and Commercial Lines businesses, we incurred favorable case loss reserve development primarily in bodily injury and uninsured motorist bodily injury coverages due to lower than anticipated severity.

•	In our Property business, development was favorable due to lower than anticipated severity and frequency, primarily in accident years 2014 and 2013.

2014
•The favorable prior year reserve development was primarily attributable to accident year 2010.

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Favorable reserve development in our Commercial Lines business was partially offset by unfavorable development in our Agency auto business. Our Direct auto business experienced slightly favorable development.

•	The favorable reserve development in our Commercial Lines business was primarily related to favorable case reserve development on our high limit policies.

•	In Agency auto, the unfavorable development was primarily attributable to personal injury protection (PIP) loss reserves and to the adjusting and other loss adjustment expense reserves.
2013

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Approximately 80% of the unfavorable reserve development was attributable to accident year 2011, while the remaining 20% was related to accident year 2012. The aggregate reserve development for accident years 2010 and prior was slightly favorable.

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About 55% of our unfavorable reserve development was in our Commercial Lines business, with the remainder split about equally between our Personal Lines business and our run-off businesses. In our Personal Lines business, unfavorable development in our Agency auto channel was offset in large part by favorable development in our Direct auto channel.

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The unfavorable reserve development in our Agency auto business was in our IBNR reserves due to higher frequency and severity on late emerging claims, as primarily reflected in the “all other development.”

•	Lower than anticipated severity costs on case reserves were the primary contributor to the favorable development in our Direct auto business.

•	In our Commercial Lines business, we experienced unfavorable development due to higher frequency and severity on late emerging claims primarily in our bodily injury coverage for our truck business.

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In our other businesses, we experienced unfavorable development primarily due to reserve increases in our run-off professional liability group business based on internal actuarial reviews of our claims history.

Because we are primarily an insurer of motor vehicles, we have limited exposure to environmental, asbestos, and general liability claims. We have established reserves for such exposures, in amounts that we believe to be adequate based on information currently known. These claims are not expected to have a material effect on our liquidity, financial condition, cash flows, or results of operations.
We write personal and commercial auto and property insurance throughout the United States and could be exposed to hurricanes or other catastrophes. We maintain catastrophic reinsurance coverage on our Property business to help mitigate this risk. Although the occurrence of a major catastrophe could have a significant effect on our monthly or quarterly results, we believe that, based on historical experience, such an event would not be so material as to disrupt the overall normal operations of Progressive. We are unable to predict the frequency or severity of any such events that may occur in the near term or thereafter.